FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL LIABILITIES
Schedule of overview of the financial liabilities

in € thousand	12/31/2023	12/31/2022
Non-current financial liabilities	22,190	34,406
Current financial liabilities	26,053	128,454
Total financial liabilities	48,244	162,860

Schedule of borrowings

in € thousand	12/31/2023	12/31/2022
Non-current borrowings	22,190	34,406
Loans from debt funds	—	24,393
Loans from other third parties	2,336	—
Loans from shareholders	19,854	10,013
Current borrowings	26,053	128,454
Loans from banks	1,225	12,003
Loans from debt funds	—	79,773
Loans from other third parties	—	3,540
Loans from shareholders	8,102	16,493
Loans from other related parties	16,726	16,646
Total borrowings	48,244	162,860